Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities (Detail) - USD ($)
$ in Thousands
		Jun. 30, 2020	Dec. 31, 2019
Current Liability
Current portion of secured term loan facilities		$ 74,034	$ 66,534
Less: current portion of deferred financing costs		(1,927)	(1,831)
Current portion of secured term loan facilities, net of deferred financing costs		72,107	64,703
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion	[1]	613,419	650,408
Less: non-current portion of deferred financing costs		(2,840)	(3,680)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	[1],[2]	$ 610,579	$ 646,728

[1]	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 15 (Variable Interest Entities).
[2]	Total non-current liabilities presented as amounts due to related parties includes $3,000 of share capital relating to the lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 15 (Variable Interest Entities).